Share Based Compensation - Summary of Share Option Activity Under Option Plans (Details) - 2018 Share Incentive Plan - USD ($)	12 Months Ended		24 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, Beginning balance	1,591,500
Number of options, Granted	96,000		1,829,000
Number of options, Forfeited	(327,500)
Number of options, Expired	(203,000)
Number of options, Exercised	(135,000)
Number of options, Ending balance	1,022,000	1,591,500	1,022,000
Number of options, Vested and expected to vest	898,665		898,665
Number of options, Exercisable	289,500		289,500
Weighted average exercise price, Beginning balance	$ 12.94
Weighted average exercise price, Granted	12.00
Weighted average exercise price, Forfeited	15.19
Weighted average exercise price, Expired	12.00
Weighted average exercise price, Exercised	12.00
Weighted average exercise price, Ending balance	12.28	$ 12.94	$ 12.28
Weighted average exercise price, Vested and expected to vest	12.28		12.28
Weighted average exercise price, Exercisable	$ 12.35		$ 12.35
Weighted average remaining contractual life, Outstanding	3 years 11 months 15 days	3 years 1 month 9 days
Weighted average remaining contractual life, Vested and expected to vest	3 years 10 months 13 days
Weighted average remaining contractual life, Exercisable	3 years 2 months 15 days
Aggregate intrinsic value, Outstanding		$ 1,180,080